Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000798290
HSBC Economic Scale Index Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HSBC Economic Scale Index Emerging Markets Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock

The investment objective of the HSBC Economic Scale Index Emerging Markets Equity Fund (the "Fund") is to seek to achieve investment results that, before fees and expenses, approximate the performance of the HSBC Economic Scale Index Emerging Markets.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 28 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 70.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. The Fund had not yet commenced investment operations as of the date of this Prospectus.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 28 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 70.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example takes the Fund's Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve investment results that, before fees and expenses, approximate the performance of the HSBC Economic Scale Index Emerging Markets (the “ESI EM Index”). The Fund will be substantially invested in the equity securities comprising the ESI EM Index, and will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities or other financial instruments that are components of or have economic characteristics similar to the equity securities comprising the ESI EM Index. The ESI EM Index is an index that was created using a proprietary methodology developed by HSBC Global Asset Management (UK) Limited, the Fund’s subadviser (“AMEU” or the “Subadviser”). The ESI EM Index is comprised of equity securities issued by companies, typically between 750-900, that are economically tied to emerging market countries and is intended to provide investors with broad equity exposure. However, instead of weighting companies based on market capitalization, the ESI EM Index weights companies based on the economic contribution that they make to the global economy. Securities in the ESI EM Index are weighted in proportion of their contribution to Gross National Product (GNP), or what the Fund terms “value added.” “Value added” is a measure of a company’s “economic scale,” which is the difference between a company’s output (sales) and its inputs (purchases of goods and services from other business). This is known as “economic scale indexation.”

The ESI EM Index is a transparent, rule-based index and seeks to generate better risk adjusted returns compared to a traditional market capitalization weighted index in the long-term. The ESI EM Index is calculated and published by a third party, Euromoney Indices (the “Calculation Agent”), on behalf of AMEU on a daily basis by using the official closing price in the markets where securities comprising the ESI EM Index are traded. An index committee (comprised of individuals associated with the HSBC organization) reviews, and may make changes to, the rule-based methodology of the ESI EM Index. The Calculation Agent is not affiliated with the Sub-Adviser.

Because the Fund’s objective of attempting to track the ESI EM Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon fundamental stock analysis. Instead, the Fund will invest in securities and other financial instruments that provide exposure to securities comprising the ESI EM Index in approximately the same weighting that such securities have within the ESI EM Index at the applicable time. The Fund’s portfolio is rebalanced twice per year but the Sub-Adviser may, in its discretion, rebalance the Fund’s portfolio more frequently. Currently, the Fund’s portfolio is rebalanced semi-annually, in June and December. In addition, under specific circumstances, the Fund may invest in securities that are not included in the ESI EM Index (and financial instruments that provide exposure to such securities), or a sub-set of securities that are included in the ESI EM Index (and financial instruments that provide exposure to such securities), to achieve investment results that approximate the performance of the ESI EM Index.

The Fund’s portfolio is expected to include equity securities issued by companies that are economically tied to emerging market countries. The Fund treats common stocks and other instruments with equity characteristics as equity securities, including, but not limited to, depositary receipts, preferred stock, warrants, rights, securities convertible into common stock, trust certificates, limited partnership interests, equity participations and shares of exchange-traded funds. The Fund may also invest in participatory, unitary and other structured notes, which are equity access products that create synthetic equity exposure to issuers in markets where the Fund is restricted from directly purchasing securities. Investments will generally be made in U.S. and non-U.S. dollar denominated instruments.

A company is economically tied to an emerging market country if it: (i) is principally traded on the securities markets of any emerging market country; or (ii) is organized or principally operates in any emerging market country; or (iii) derives 50% or more of its income from its operation within, or has 50% or more of its assets in, any emerging market country.

The term “emerging markets” includes any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) determined by the Subadviser, to be an emerging market. Currently, “emerging market countries” generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Subadviser has broad discretion to identify countries that it considers to qualify as emerging markets.

The Fund may invest in futures (e.g., exchange-traded equity and index futures) and other derivative instruments for hedging purposes, cash management purposes, or as a substitute for investing in equity securities.

To the extent that the ESI EM Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its ESI EM Index.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

The Fund seeks to achieve investment results that, before fees and expenses, approximate the performance of the HSBC Economic Scale Index Emerging Markets (the “ESI EM Index”). The Fund will be substantially invested in the equity securities comprising the ESI EM Index, and will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities or other financial instruments that are components of or have economic characteristics similar to the equity securities comprising the ESI EM Index. The ESI EM Index is an index that was created using a proprietary methodology developed by HSBC Global Asset Management (UK) Limited, the Fund’s subadviser (“AMEU” or the “Subadviser”). The ESI EM Index is comprised of equity securities issued by companies, typically between 750-900, that are economically tied to emerging market countries and is intended to provide investors with broad equity exposure. However, instead of weighting companies based on market capitalization, the ESI EM Index weights companies based on the economic contribution that they make to the global economy. Securities in the ESI EM Index are weighted in proportion of their contribution to Gross National Product (GNP), or what the Fund terms “value added.” “Value added” is a measure of a company’s “economic scale,” which is the difference between a company’s output (sales) and its inputs (purchases of goods and services from other business). This is known as “economic scale indexation.”

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

●	Asia Risk: The Fund’s performance is expected to be closely tied to the social, political, economic and regulatory developments within Asia and to be more volatile than the performance of a more geographically diversified mutual fund. Moreover, the economies of countries in Asia, including China, differ from the U.S. economy in several ways, including the rate of growth, reliance on a small number of industries or natural resources, rates of inflation, capital reinvestment and balance of payments position. As export-driven economies, the economies of these countries are affected by developments in the economies and trade policies of their principal trading partners, including the U.S. Furthermore, flooding, monsoons and other natural disasters also can significantly affect the value of investments.

●	Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or structured note, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.

●	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, even if such hedging techniques are employed, there is no assurance that they will be successful.

●	Custody Risk: The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in emerging markets may be subject to greater custody risks than investments in more developed securities markets.

●	Depositary Receipt Risk: The Fund’s investments may take the form of depositary receipts. Depositary receipts involve many of the same risks of investing directly in foreign securities, and may also involve risks not experienced when investing directly in the equity securities of an issuer, including the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer.
●	Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

●	Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility and illiquidity, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as economic sanctions, expropriation, nationalization and repatriation restrictions; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

●	Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:

●	Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, more difficult to value accurately, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than larger and medium capitalization companies.

●	Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.

●	ESI EM Index/Methodology Risk: The ESI EM Index, which is a transparent, rule-based index, is constructed using third party data and a proprietary methodology (which may change from time to time) believed to be reliable. However, neither the Fund nor AMEU can guarantee the accuracy of such third party data or the methodology. There can be no assurance that the methodology will achieve its intended purpose, and the methodology may direct the ESI EM Index’s allocations to a security or asset class that underperforms other securities or asset classes. An index committee (comprised of individuals associated with the HSBC organization) reviews, and may make changes to, the rule-based methodology of the ESI EM Index.

●	Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions or tariffs) by the United States or other countries; expropriation or confiscatory taxation; imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains); and different corporate disclosure and governance standards.

●	Industry Concentration Risk: To the extent that the ESI EM Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, such as the financial services group of industries, which includes banks, broker-dealers, insurance companies and finance companies (e.g., automobile finance), the Fund will concentrate its investments to approximately the same extent as its ESI EM Index. Concentrating Fund investments in issuers conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental, regulatory or other developments affecting that industry than if its investments were not so concentrated.

●	Liquidity Risk: The Fund may hold illiquid securities by virtue of the absence of a readily available market for, or a reduction in the number or capacity of market participants making a market in, certain of its investments, or because of legal or contractual restrictions on sales. A security may become illiquid after purchase. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

●	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

●	Tracking Error Risk: The Fund’s portfolio composition and performance may not match, and may vary substantially from, that of the ESI EM Index for any period of time, in part because: (i) there may be a delay in the Fund’s investment of cash proceeds from shareholder purchases or the implementation of any changes to the composition of the ESI EM Index; and/or (ii) the Fund may not be permitted to invest in certain non-U.S. markets that are represented in the ESI EM Index. Unlike the Fund, the returns of the ESI EM Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore performance information is not available and has not been presented for the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not yet commenced investment operations as of the date of this Prospectus.
HSBC Economic Scale Index Emerging Markets Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.25%
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	1.83%
Other Expenses	rr_OtherExpensesOverAssets	2.08%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.53%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2018
1 Year	rr_ExpenseExampleYear01	$ 582
3 Years	rr_ExpenseExampleYear03	$ 1,066
HSBC Economic Scale Index Emerging Markets Equity Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Interest Expense	rr_Component1OtherExpensesOverAssets	none
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	1.73%
Other Expenses	rr_OtherExpensesOverAssets	1.73%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.53%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2018
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	$ 488

[1]	Based on estimated amounts for the current fiscal year.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 0.85% for Class A Shares and 0.50% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2018. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust's Board of Trustees.